Shareholders’ Equity - Schedule of Status of RSUs and PSUs under the 2021 Share Incentive Plan (Details) - RSUs and PSUs [Member]	6 Months Ended
Jun. 30, 2025 $ / shares shares
Schedule of Status of RSUs and PSUs under the 2021 Share Incentive Plan [Line Items]
Number of RSUs and PSUs, beginning balance | shares	7,289,971
Weighted - average fair value, beginning balance | $ / shares	$ 7.99
Number of RSUs and PSUs, Granted | shares	1,452,642
Weighted - average fair value, Granted | $ / shares	$ 22.73
Number of RSUs and PSUs, Vested | shares	1,839,952
Weighted - average fair value, Vested | $ / shares	$ 8.19
Number of RSUs and PSUs, Forfeited | shares	519,065
Weighted - average fair value, Forfeited | $ / shares	$ 8.52
Ending balance, Number of RSUs and PSUs | shares	6,383,596
Ending balance, Weighted - average fair value | $ / shares	$ 11.24